Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2013
Mortgage Servicing Rights [Abstract]
Summary Of Changes In Capitalized MSR
Following is a summary of changes in capitalized MSR as of December 31, 2013 and 2012:

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total
Fair value on January 1, 2012	$140,724	$231	$3,114	$144,069
Reductions due to loan payments	(23,806)	(35)	(348)	(24,189)
Reductions due to exercise of cleanup calls	(494)	-	-	(494)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	-	-	(5,072)
Other changes in fair value	(38)	-	35	(3)
Fair value on December 31, 2012	$111,314	$196	$2,801	$114,311
Reductions due to sales of MSRs	(39,633)	-	-	(39,633)
Reductions due to loan payments	(20,938)	(80)	(554)	(21,572)
Reductions due to exercise of cleanup calls	(495)	-	-	(495)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	20,184	-	-	20,184
Other changes in fair value	(91)	45	44	(2)
Fair value on December 31, 2013	$70,341	$161	$2,291	$72,793